March 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Municipal Bond Fund, Inc.
• BlackRock National Municipal Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Fixed Income Funds(a) — 1.9%
iShares High Yield Muni Active ETF	1,050,000	$ 50,379,000
iShares National Muni Bond ETF	550,000	58,382,500
		108,761,500
Total Investment Companies — 1.9% (Cost: $108,559,895)		108,761,500

	Par (000)
Municipal Bonds
Alabama — 8.3%
Alabama Highway Authority, RB, (AGM), 5.00%, 09/01/38	$8,775	9,800,948
Baldwin County Industrial Development Authority, RB, Series A, AMT, 5.00%, 06/01/55(b)(c)	14,310	14,514,046
Black Belt Energy Gas District, RB
Series A, 5.00%, 12/01/34	18,995	19,816,800
Series C, 5.50%, 10/01/54(b)	52,000	56,100,424
Series E, 5.00%, 07/01/33	8,030	8,393,686
Series F, 5.50%, 11/01/53(b)	11,170	11,691,464
County of Jefferson Alabama Sewer Revenue, Refunding RB
5.25%, 10/01/41	28,135	30,325,723
5.25%, 10/01/42	4,120	4,419,051
5.25%, 10/01/43	10,240	10,924,094
5.25%, 10/01/44	28,135	29,871,205
5.25%, 10/01/45	2,265	2,388,694
Energy Southeast A Cooperative District, RB(b)
Series A-1, 5.50%, 11/01/53	85,500	91,947,102
Series B-1, 5.75%, 04/01/54	20,000	21,820,506
Southeast Energy Authority A Cooperative District, RB
Series A, 4.00%, 11/01/51(b)	76,000	77,336,794
Series B, 4.00%, 12/01/51(b)	7,000	7,034,405
Series B-1, 5.00%, 05/01/53(b)	20,000	20,720,542
Series E, 5.00%, 10/01/30	50,000	53,053,410
		470,158,894
Arizona — 2.1%
Arizona Industrial Development Authority, Refunding RB(c)
5.25%, 07/01/37	1,230	1,233,092
5.50%, 07/01/52	2,450	2,269,086
City of Mesa Arizona Utility System Revenue, RB
(AGM), 5.00%, 07/01/38	10,000	11,131,921
(AGM), 5.00%, 07/01/39	8,500	9,359,381
(AGM), 5.00%, 07/01/40	8,875	9,713,537
(AGM), 5.00%, 07/01/41	4,000	4,357,372
(AGM), 5.00%, 07/01/42	4,900	5,304,703
City of Phoenix Civic Improvement Corp., ARB, Junior Lien, 5.00%, 07/01/49	10,000	10,177,607
City of Phoenix Civic Improvement Corp., RB
Junior Lien, 5.00%, 07/01/40	2,000	2,182,585
Junior Lien, 5.00%, 07/01/42	7,815	8,477,452
Series A, Junior Lien, 5.00%, 07/01/45	5,000	5,231,668
Junior Lien, Sustainability Bonds, 5.00%, 07/01/44	7,815	8,199,301
City of Phoenix Civic Improvement Corp., Refunding RB, Series C, Subordinate, 5.00%, 07/01/41	20,225	22,397,215
Security	Par (000)	Value
Arizona (continued)
Pinal County Industrial Development Authority, RB, 6.25%, 06/01/26	$75	$ 75,039
Salt River Project Agricultural Improvement & Power District, RB
Series B, 5.00%, 05/01/42	5,615	6,128,821
Series B, 5.00%, 01/01/43	7,000	7,534,416
Tucson Industrial Development Authority/Pima County Industrial Development Auth, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 6.00%, 01/01/55	5,575	6,067,674
		119,840,870
Arkansas(c) — 0.6%
Arkansas Development Finance Authority, RB
AMT, Sustainability Bonds, 7.38%, 07/01/48	14,700	15,903,557
Series A, AMT, Sustainability Bonds, 6.88%, 07/01/48	17,200	18,467,124
		34,370,681
California — 5.6%
California Community Choice Financing Authority, RB, Sustainability Bonds, 5.50%, 10/01/54(b)	8,885	9,662,903
California Housing Finance Agency, RB, M/F Housing, 3.60%, 12/01/26(b)(d)	30,800	30,799,033
California Infrastructure & Economic Development Bank, Refunding RB, Class B, AMT, Sustainability Bonds, 12.00%, 01/01/65(b)(c)	51,775	27,440,750
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/44	8,000	8,095,436
Series C, AMT, 5.00%, 05/15/45	13,000	13,286,147
City of Los Angeles Department of Airports, Refunding ARB
Series A, AMT, 5.00%, 05/15/45	15,910	16,271,937
Series A, AMT, Sustainability Bonds, 5.25%, 05/15/44	13,000	13,981,533
Series A, AMT, Sustainability Bonds, 5.25%, 05/15/45	10,000	10,664,361
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.00%, 05/01/39	14,500	14,912,643
Series D, AMT, 5.00%, 05/01/43	17,735	17,981,149
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series 2, Class A, AMT, 5.00%, 05/01/38	10,000	10,718,818
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB, Series B, Sustainability Bonds, 1.00%, 10/01/26(e)	96,150	95,557,831
University of California, Refunding RB
Sereis CF, 5.00%, 11/15/37	8,600	9,796,104
Sereis CF, 5.25%, 11/15/39	31,935	36,547,091
Series CE, 5.00%, 11/15/41	2,285	2,547,410
Series CF, 5.25%, 11/15/41	1,535	1,746,326
		320,009,472
Colorado — 2.7%
Arapahoe County School District No. 5 Cherry Creek, GO, (SAW), 5.25%, 12/15/41	2,430	2,732,168
City & County of Denver CO Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/48	11,960	11,990,825
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 12/01/36	7,360	7,586,288
Series A, AMT, 5.00%, 12/01/38	17,750	18,210,749

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Colorado (continued)
City & County of Denver Colorado Airport System Revenue, Refunding ARB (continued)
Series A, AMT, 5.00%, 12/01/43	$28,950	$ 29,457,725
Series A, AMT, 5.25%, 12/01/43	10,235	10,504,255
Series A, AMT, 5.25%, 12/01/48	39,000	39,360,789
Series D, AMT, 5.75%, 11/15/45	3,290	3,536,935
City of Colorado Springs Colorado Utilities System Revenue, RB, Series A, 5.00%, 11/15/41	10,500	11,594,043
Colorado Health Facilities Authority, Refunding RB
Series A, 5.00%, 09/01/32	6,125	6,708,657
Series A, 5.00%, 09/01/35	4,515	4,967,048
Series A, 5.00%, 05/15/44	4,445	4,664,736
Denver City & County Housing Authority, RB, M/F Housing, Class A, 5.00%, 06/01/29	1,765	1,839,887
Mayfield Metropolitan District, GOL, Series A, 5.75%, 12/01/50	1,166	1,172,496
		154,326,601
Connecticut — 1.0%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series B, Sustainability Bonds, 5.75%, 11/15/53	12,035	12,785,434
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(c)	1,135	1,144,504
State of Connecticut Special Tax Revenue, Refunding RB
Class A, 5.00%, 07/01/39	24,000	26,779,301
Class A, 5.00%, 07/01/40	15,090	16,757,822
		57,467,061
Delaware — 0.3%
Delaware State Housing Authority, RB, S/F Housing
Series B, (FHLMC, FNMA, GNMA), 6.00%, 01/01/55	6,955	7,596,507
Series B, (FHLMC, FNMA, GNMA), 6.00%, 01/01/56	8,700	9,604,708
		17,201,215
District of Columbia — 2.1%
District of Columbia Income Tax Revenue, RB
Series A, 5.00%, 07/01/41	1,000	1,069,335
Series A, 5.25%, 05/01/48	27,290	28,701,081
District of Columbia Income Tax Revenue, Refunding RB
Series A, 5.00%, 06/01/38	8,750	9,751,284
Series A, 5.00%, 06/01/41	11,460	12,567,192
Series A, 5.00%, 06/01/42	9,950	10,844,090
District of Columbia Water & Sewer Authority, Refunding RB
Series A, Subordinate Lien, 5.00%, 10/01/39	4,695	5,251,058
Series A, Subordinate Lien, 5.00%, 10/01/41	2,050	2,235,914
District of Columbia, Refunding GO, Series A, 5.00%, 01/01/42	6,600	7,071,477
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/41	2,000	2,146,492
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Sustainability Bonds, 5.00%, 07/15/43	3,010	3,170,818
Security	Par (000)	Value
District of Columbia (continued)
Washington Metropolitan Area Transit Authority, RB
5.00%, 07/01/43	$10,000	$ 10,136,813
Series B, 5.00%, 07/01/42	27,015	27,418,107
		120,363,661
Florida — 1.5%
City of Gainesville Florida Utilities System Revenue, Refunding RB, Series A, 5.00%, 10/01/44	19,550	20,025,374
City of Jacksonville Florida, Refunding RB
5.00%, 10/01/40	9,975	10,970,134
5.00%, 10/01/41	12,385	13,577,015
County of Lee Florida Airport Revenue, ARB, Series A-2, AMT, 5.00%, 10/01/56(b)	3,570	3,826,227
Florida Development Finance Corp., RB(c)
Series C, 5.75%, 12/15/56	6,295	4,643,171
AMT, 6.13%, 07/01/32(b)	11,725	11,732,559
Florida Development Finance Corp., Refunding RB, Series A, 4.50%, 12/15/56(c)	18,065	11,634,415
Lakewood Ranch Stewardship District, SAB, 4.63%, 05/01/27	300	301,949
Miami-Dade County Educational Facilities Authority, RB, 04/01/39(f)	1,945	2,116,856
Miami-Dade County Industrial Development Authority, RB, 5.10%, 11/01/43	8,150	7,584,759
Sterling Hill Community Development District, Refunding SAB, Series B, 5.50%, 11/01/10(g)	147	60,392
		86,472,851
Georgia — 4.5%
City of Atlanta Georgia Airport Passenger Facility Charge, ARB, Series E, AMT, Subordinate Lien, 5.25%, 07/01/42	4,650	4,979,515
City of Atlanta Georgia Airport Passenger Facility Charge, Refunding ARB, Series C, 5.00%, 07/01/41	3,255	3,484,244
City of Atlanta Georgia Department of Aviation, ARB
Series B-1, AMT, Sustainability Bonds, 5.00%, 07/01/39	3,525	3,787,936
Series B-1, AMT, Sustainability Bonds, 5.00%, 07/01/40	4,600	4,916,135
Series B-1, AMT, Sustainability Bonds, 5.25%, 07/01/42	4,000	4,330,977
Series B-1, AMT, Sustainability Bonds, 5.25%, 07/01/44	7,000	7,481,095
Series B-1, AMT, Sustainability Bonds, 5.25%, 07/01/45	7,630	8,090,995
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(c)(g)(h)	5,030	3,018,000
Main Street Natural Gas, Inc., RB(b)
Series A, 5.00%, 05/01/54	17,000	18,014,487
Series B, 5.00%, 07/01/53	11,610	12,173,531
Series C, 4.00%, 03/01/50	20,710	20,767,534
Series C, 5.00%, 09/01/53	87,500	91,991,795
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(b)	43,000	45,514,812
Private Colleges & Universities Authority, Refunding RB
Series A, 5.25%, 09/01/40	15,000	16,842,360
Series A, 5.25%, 09/01/41	11,000	12,305,577
		257,698,993
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hawaii — 0.1%
City & County Honolulu Hawaii Wastewater System Revenue, RB, Class A, Sustainability Bonds, 5.00%, 07/01/41	$4,780	$ 5,214,179
Illinois — 5.8%
Chicago O’Hare International Airport, ARB
Series A, AMT, Senior Lien, (AGM), 5.25%, 01/01/45	19,445	20,156,471
Series D, AMT, Senior Lien, 5.00%, 01/01/42	22,825	22,916,912
Series D, Senior Lien, 5.25%, 01/01/42	20,000	20,209,912
Series D, Senior Lien, 5.00%, 01/01/47	24,840	24,947,016
Series E, Senior Lien, 5.25%, 01/01/43	3,500	3,681,535
Chicago O’Hare International Airport, RB
Series A, AMT, Senior Lien, 5.00%, 01/01/38	2,585	2,762,215
Series A, AMT, Senior Lien, 5.00%, 01/01/39	1,930	2,049,250
Series A, AMT, Senior Lien, 5.25%, 01/01/40	2,330	2,503,667
Series A, AMT, Senior Lien, 5.25%, 01/01/41	2,585	2,757,397
Chicago O’Hare International Airport, Refunding ARB
Series A, AMT, Senior Lien, 5.00%, 01/01/38	1,005	1,029,538
Series B, Senior Lien, 5.25%, 01/01/44	3,970	4,250,506
Illinois Housing Development Authority, Refunding RB, S/F Housing
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 10/01/56	4,165	4,708,900
Series H, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.75%, 10/01/53	7,475	7,957,604
Illinois State Toll Highway Authority, RB
Series A, 5.25%, 01/01/43	21,220	22,981,542
Series A, 5.00%, 01/01/44	16,995	17,443,282
Series A, 5.00%, 01/01/45	8,110	8,390,968
State of Illinois Sales Tax Revenue, RB
Series B, 5.00%, 06/15/38	10,025	10,884,832
Series B, 5.00%, 06/15/39	13,515	14,462,924
State of Illinois, GO
5.50%, 05/01/39	9,040	9,525,367
Series A, 5.00%, 11/01/29	27,500	29,332,132
Series C, 5.50%, 10/01/42	28,000	29,783,200
Series C, 04/01/43(f)	14,235	15,138,325
Series D, 5.00%, 09/01/40	18,110	19,095,557
State of Illinois, GO, BAB, Series B, 5.00%, 11/01/32	14,000	14,760,770
State of Illinois, Refunding GO, Series A, 5.00%, 10/01/28	19,250	20,207,587
		331,937,409
Indiana — 1.3%
Indiana Finance Authority, Refunding RB
Series C, 5.00%, 10/01/39	3,370	3,697,988
Series C, 5.00%, 10/01/41	8,150	8,765,266
Series C, 5.00%, 10/01/42	7,850	8,382,968
Series E, 5.00%, 10/01/39	6,365	6,984,479
Sustainability Bonds, 5.00%, 02/01/39	10,000	11,110,656
Indianapolis Local Public Improvement Bond Bank, RB, Series B, 5.00%, 01/01/43	5,365	5,698,036
Indianapolis Local Public Improvement Bond Bank, Refunding RB
5.00%, 01/15/36	5,540	6,221,744
5.00%, 01/15/37	5,500	6,116,554
5.00%, 01/15/38	7,500	8,265,580
Security	Par (000)	Value
Indiana (continued)
Indianapolis Local Public Improvement Bond Bank, Refunding RB (continued)
5.00%, 01/15/39	$5,250	$ 5,740,769
Series A, 5.00%, 02/01/44	2,000	2,040,000
		73,024,040
Kansas — 0.1%
Douglas County Unified School District No. 491 Eudora, Refunding GO, Series A, (AGM), 5.00%, 09/01/42	1,200	1,256,645
University of Kansas Hospital Authority, Refunding RB, Class B, 03/01/55(b)(f)	3,750	4,001,543
		5,258,188
Kentucky — 0.4%
Kentucky State Property & Building Commission, RB, Series A, 5.00%, 04/01/39	19,000	21,012,843
Maryland — 0.2%
State of Maryland, GO, Series A, 5.00%, 06/01/40	10,000	11,089,862
Massachusetts — 1.7%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series A, 5.00%, 06/01/42	14,000	14,239,484
Commonwealth of Massachusetts Transportation Fund Revenue, Refunding RB, 5.00%, 06/01/42	1,660	1,776,131
Commonwealth of Massachusetts, GOL
Series A, 5.00%, 04/01/41	5,000	5,508,848
Series A, 5.00%, 01/01/42	2,075	2,245,639
Series E, 5.25%, 09/01/43	20,000	20,690,262
Commonwealth of Massachusetts, Refunding GOL
Series A, 5.00%, 03/01/41	4,020	4,386,519
Series B, 5.00%, 05/01/41	2,000	2,165,520
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB
Series B, 5.00%, 07/01/41	7,500	8,311,116
Sustainability Bonds, 5.00%, 07/01/41	6,940	7,284,374
Massachusetts Development Finance Agency, RB, Series J2, 5.00%, 07/01/43	7,565	7,653,865
Massachusetts Port Authority, Refunding ARB, Series C, AMT, 5.00%, 07/01/49	6,500	6,529,824
Massachusetts School Building Authority, Refunding RB
Series A, 5.25%, 02/15/48	10,760	11,011,296
Series B, Subordinate, 5.00%, 02/15/41	1,000	1,107,611
Massachusetts Water Resources Authority, Refunding RB, Series B, 5.00%, 08/01/43	4,500	4,650,529
		97,561,018
Michigan — 2.5%
Ann Arbor School District, Refunding GO, 5.00%, 05/01/39	5,760	6,409,427
Michigan Finance Authority, RB, Series A, 6.50%, 06/01/57(c)(g)	5,980	2,870,400
Michigan Finance Authority, Refunding RB
5.00%, 11/15/41	20,600	20,720,376
5.00%, 12/01/46	10,010	10,077,700
Class A, 5.00%, 12/01/27(d)	390	405,078
Class A, 5.00%, 12/01/42	9,760	9,926,953
Series A, 5.00%, 12/01/41	9,870	10,205,972

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Michigan (continued)
Michigan State Building Authority, Refunding RB
Series I, 5.00%, 04/15/39	$8,000	$ 8,935,626
Series I, 5.00%, 10/15/39	4,000	4,454,238
Michigan State Hospital Finance Authority, Refunding RB
5.00%, 11/15/47	27,810	28,059,803
Series B2, 5.00%, 08/15/55(b)	26,000	28,770,932
Michigan State University, Refunding RB, Series A, 5.25%, 08/15/43	3,075	3,373,913
State of Michigan Trunk Line Revenue, RB, BAB, 5.00%, 11/15/42	7,000	7,550,296
		141,760,714
Minnesota — 1.4%
City of Bloomington Minnesota Sales Tax Revenue, RB
Series A, 5.00%, 02/01/39	3,160	3,433,011
Series A, 5.00%, 02/01/41	3,890	4,154,418
Series A, 5.00%, 02/01/42	4,085	4,335,796
Duluth Economic Development Authority, RB, Class B, 5.25%, 06/15/42	2,000	2,120,621
Minnesota Housing Finance Agency, RB, S/F Housing
Series F, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.75%, 07/01/53	3,580	3,802,844
Series O, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 07/01/53	3,195	3,423,295
State of Minnesota, GO
Series A, 5.00%, 08/01/40	26,315	29,083,927
Series A, 5.00%, 08/01/42	15,715	17,187,268
Series B, 4.00%, 08/01/41	10,000	10,062,257
		77,603,437
Missouri — 0.9%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Class B, 5.00%, 11/15/44	1,000	1,049,526
Lindbergh School District, GO, 5.50%, 03/01/42	9,500	10,546,209
Missouri Housing Development Commission, RB, S/F Housing
Series C, (FHLMC, FNMA, GNMA), 6.00%, 05/01/55	13,715	15,096,187
Series E, (FHLMC, FNMA, GNMA), 6.00%, 05/01/55	10,685	11,786,827
North Kansas City School District No. 74, GO, 5.25%, 03/01/40	9,950	10,710,768
		49,189,517
Montana — 0.2%
Montana Board of Housing, RB, S/F Housing, Series A, 5.75%, 12/01/53	8,325	8,836,503
Nebraska — 0.6%
Central Plains Energy Project, RB, Series A-1, 5.00%, 08/01/55(b)	29,780	31,523,568
Nevada — 0.1%
State of Nevada Department of Business & Industry, RB, Series A, 5.00%, 07/15/37	875	870,878
State of Nevada, GOL, Series A, 5.00%, 05/01/43	1,950	2,097,537
		2,968,415
Security	Par (000)	Value
New Jersey — 3.6%
New Jersey Economic Development Authority, RB, Series B, 5.00%, 06/15/43	$13,855	$ 14,265,082
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series K, Sustainability Bonds, 6.00%, 10/01/55	8,875	9,564,338
New Jersey Transportation Trust Fund Authority, RB
5.25%, 06/15/43	9,000	9,635,966
Series AA, 5.00%, 06/15/39	7,090	7,819,418
Series AA, 5.00%, 06/15/40	3,325	3,644,224
Series AA, 5.00%, 06/15/41	2,000	2,180,724
New Jersey Turnpike Authority, RB
Series B, 5.00%, 01/01/43	3,020	3,243,862
Series B, 5.00%, 01/01/46	5,000	5,240,683
New Jersey Turnpike Authority, Refunding RB
Series C, 5.00%, 01/01/42	13,700	14,765,642
Series C, 5.00%, 01/01/43	50,000	53,671,705
Series C, 5.00%, 01/01/44	27,480	29,355,810
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 06/01/46	52,790	52,551,991
		205,939,445
New Mexico — 0.1%
County of Santa Fe New Mexico, RB, (AGM), 6.00%, 02/01/27	35	35,873
New Mexico Mortgage Finance Authority, RB, S/F Housing, (FHLMC, FNMA, GNMA), 5.75%, 03/01/54	5,525	5,926,194
		5,962,067
New York — 11.0%
City of New York, GO
Series E-1, 5.00%, 03/01/39	10,375	10,663,036
Series G, 02/01/39(f)	1,750	1,930,012
Empire State Development Corp., RB, Series A, 5.00%, 03/15/44	14,075	14,969,124
Empire State Development Corp., Refunding RB
5.00%, 03/15/44	2,920	3,058,084
Series A, 5.00%, 03/15/46	8,000	8,307,111
New York City Municipal Water Finance Authority, RB, Series BB, 5.00%, 06/15/43	11,900	12,863,863
New York City Municipal Water Finance Authority, Refunding RB
5.00%, 06/15/40	3,325	3,494,527
Series DD, 5.50%, 06/15/38	13,725	15,940,000
Series DD, 5.50%, 06/15/39	7,675	8,844,104
Series EE, 5.00%, 06/15/45	7,000	7,160,821
Series EE2, 5.00%, 06/15/40	38,000	39,690,153
Series FF, 5.00%, 06/15/40	19,440	20,072,381
Sub-Series BB-2, 5.25%, 06/15/47	15,000	15,862,008
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, (SAW), 5.00%, 07/15/41	12,650	14,034,544
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series B, 5.00%, 05/01/39	3,630	3,996,831
Series B, 5.00%, 05/01/40	3,060	3,351,183
Series C, 5.50%, 05/01/40	3,000	3,346,720
Series C, 5.50%, 05/01/41	10,000	11,117,851
Series D, 5.25%, 05/01/45	15,000	16,097,321
Series D-1, 5.50%, 11/01/45	19,690	21,096,108
Sub-Series E-1, 5.00%, 02/01/39	2,525	2,556,611
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB (continued)
Sub-Series F-1, 5.00%, 05/01/42	$3,000	$ 3,039,073
Subordinate, 5.00%, 02/01/40	1,760	1,934,130
Subordinate, 5.00%, 02/01/41	1,635	1,785,891
Series A-1, Subordinate, 5.00%, 05/01/41	10,000	10,903,648
Series C-1, Subordinate, 5.00%, 05/01/44	5,000	5,300,556
Series C-3, Subordinate, 5.00%, 05/01/39	2,600	2,681,893
Series H-1, Subordinate, 5.25%, 11/01/45	9,280	9,990,428
New York State Dormitory Authority, RB
Class A, (AGM SAW), 5.00%, 10/01/39	9,345	10,278,844
Series A, 5.00%, 03/15/41	3,240	3,284,579
Series A, 5.00%, 07/01/43	2,050	2,112,085
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/40	14,950	15,938,813
Series B, 5.00%, 03/15/44	5,155	5,519,870
Series B, 5.00%, 03/15/46	13,000	13,684,041
Series C, 5.00%, 03/15/40	2,350	2,581,051
Series C, 5.00%, 03/15/41	2,245	2,453,095
Series C, 5.00%, 03/15/42	3,500	3,803,184
Series E, 5.00%, 03/15/40	2,270	2,359,034
Series E, 5.00%, 03/15/42	36,535	37,810,788
Series E, 5.00%, 03/15/43	6,275	6,476,199
New York State Thruway Authority, Refunding RB, 5.00%, 03/15/41	15,550	16,619,176
New York Transportation Development Corp., ARB
AMT, 6.00%, 04/01/35	14,215	15,586,748
AMT, 5.00%, 12/01/38	5,010	5,231,346
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	23,000	23,965,949
AMT, 5.00%, 10/01/40	23,500	23,831,106
AMT, Sustainability Bonds, 5.25%, 06/30/49	35,200	35,180,080
Port Authority of New York & New Jersey, ARB, Series 218, AMT, 5.00%, 11/01/49	32,905	33,208,779
Port Authority of New York & New Jersey, Refunding ARB
5.00%, 10/15/42	10,000	10,140,161
Series 205, 5.00%, 11/15/47	12,000	12,159,101
Series 245, 5.00%, 09/01/42	1,000	1,096,911
Series 245, 5.00%, 09/01/43	2,000	2,180,065
Series 231, AMT, 5.50%, 08/01/39	5,710	6,207,344
Series 231, AMT, 5.50%, 08/01/47	20,000	21,178,528
Port Authority of New York & New Jersey, Refunding RB
Series 248, 5.00%, 01/15/41	3,735	4,130,239
Series 248, 5.00%, 01/15/42	2,550	2,804,572
Series 250, 5.00%, 10/15/41	7,080	7,866,657
Series 250, 5.00%, 10/15/42	5,060	5,586,386
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/41	10,000	10,010,681
Series C, 5.25%, 05/15/41	2,905	3,145,947
Series C, Sustainability Bonds, 5.25%, 11/15/40	5,335	5,912,883
		626,432,254
North Carolina — 0.3%
North Carolina Housing Finance Agency, RB, S/F Housing, Series 52A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 01/01/55	8,425	9,091,621
Security	Par (000)	Value
North Carolina (continued)
State of North Carolina, Refunding RB
5.00%, 03/01/38	$3,915	$ 4,378,858
5.00%, 03/01/39	3,500	3,889,562
		17,360,041
Ohio — 1.7%
County of Allen OH Hospital Facilities Revenue, Refunding RB
5.00%, 11/01/39	17,000	18,235,106
Class A, 5.00%, 11/01/40	13,860	14,744,512
JobsOhio Beverage System, Refunding RB, Class A, Senior Lien, 5.00%, 01/01/38	9,290	10,456,436
Ohio Turnpike & Infrastructure Commission, RB, Series A, 5.00%, 02/15/43	6,415	6,533,246
Ohio University, Refunding RB, Series A, 5.00%, 12/01/44	7,000	7,071,359
Ohio Water Development Authority, RB
5.00%, 06/01/44	1,975	2,042,955
Series A, 5.00%, 12/01/40	9,500	10,493,027
Series A, 5.00%, 12/01/41	6,675	7,352,015
Series A, Sustainability Bonds, 5.00%, 12/01/41	3,715	4,057,680
State of Ohio, GO
Series A, 5.00%, 06/15/34	775	886,694
Series A, 5.00%, 03/01/39	10,000	10,134,285
University of Cincinnati, RB, Series C, 5.00%, 06/01/41	2,600	2,601,765
		94,609,080
Oklahoma — 0.3%
Oklahoma Development Finance Authority, RB, 7.25%, 09/01/51(c)	7,820	7,563,805
Tulsa Municipal Airport Trust Trustees, Refunding, ARB, AMT, 6.25%, 12/01/35	7,770	8,804,801
		16,368,606
Oregon — 1.7%
County of Washington Oregon, GOL
5.00%, 06/01/39	9,760	10,897,454
5.00%, 06/01/41	8,905	9,810,378
Deschutes County Administrative School District No. 1 Bend-La Pine, GO
(GTD), 5.00%, 06/15/40	16,010	17,586,518
(GTD), 5.00%, 06/15/41	15,040	16,451,588
Port of Morrow Oregon, GOL, Series A, 5.15%, 10/01/26(c)	17,685	17,684,255
State of Oregon, GO, Series A, 5.00%, 05/01/42	10,110	10,887,385
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, GO
(GTD), 5.00%, 06/15/41	8,000	8,803,110
(GTD), 5.00%, 06/15/42	6,000	6,561,496
		98,682,184
Pennsylvania — 2.4%
Allentown Neighborhood Improvement Zone Development Authority, RB, 5.00%, 05/01/32(c)	3,750	3,776,320
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series A, 5.00%, 11/01/45	1,050	1,085,875
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, (AGM), 5.00%, 09/01/39	2,775	3,028,866
Commonwealth of Pennsylvania, GO
5.00%, 10/01/40	10,000	10,791,459

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania (continued)
Commonwealth of Pennsylvania, GO (continued)
5.00%, 04/01/42	$10,000	$ 10,983,836
5.00%, 04/01/43	10,045	10,958,357
Series B, 5.00%, 08/15/39	4,025	4,430,038
Lancaster County Hospital Authority, RB
5.00%, 11/01/37	1,205	1,249,183
5.00%, 11/01/39	1,000	1,031,151
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series B-1, 5.25%, 11/01/43	17,000	18,078,252
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 143A, Sustainability Bonds, 6.25%, 10/01/53	10,225	11,030,610
Series 149A, Sustainability Bonds, 6.50%, 10/01/55	18,083	20,556,000
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series A, 5.00%, 12/01/46	5,900	6,123,650
Pennsylvania Turnpike Commission, RB
Sub-Series B-1, 5.00%, 06/01/42	10,000	10,140,422
Series A, Subordinate, 5.00%, 12/01/44	18,190	18,787,316
Pennsylvania Turnpike Commission, RB, CAB, Sub- Series A-2, Convertible, Restructured, 5.13%, 12/01/40(i)	2,680	2,782,716
		134,834,051
Puerto Rico — 1.2%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.75%, 07/01/31	13,205	14,416,322
Series A-1, Restructured, 4.00%, 07/01/33	20,418	20,380,721
Series A-1, Restructured, 4.00%, 07/01/35	8,168	8,047,564
Series A-1, Restructured, 4.00%, 07/01/37	25,180	24,311,940
		67,156,547
South Carolina — 4.2%
County of Dorchester South Carolina, SAB(c)
5.88%, 10/01/40	1,245	1,263,113
6.00%, 10/01/51	3,000	3,017,236
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(b)	48,600	52,256,800
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(b)	84,000	89,670,311
South Carolina Jobs-Economic Development Authority, RB
7.50%, 08/15/62(c)	10,135	8,956,938
Series A, 5.25%, 11/01/41	13,985	15,157,374
Series A, 5.25%, 11/01/43	27,170	29,130,709
South Carolina Jobs-Economic Development Authority, Refunding RB
5.25%, 11/15/37	3,005	3,040,095
5.00%, 12/01/46	13,070	13,262,895
South Carolina State Housing Finance & Development Authority, RB, S/F Housing, Series B, (FHLMC, FNMA, GNMA), 6.50%, 07/01/55	9,850	11,158,875
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing, Series B, 6.00%, 01/01/54	8,620	9,417,294
		236,331,640
Security	Par (000)	Value
South Dakota — 0.2%
South Dakota Conservancy District, RB
Series B, 5.00%, 08/01/43	$5,485	$ 5,827,424
Series B, 5.00%, 08/01/44	5,735	6,056,495
		11,883,919
Tennessee — 2.2%
Metropolitan Government of Nashville & Davidson County Tennessee , GO, Series B, 4.00%, 01/01/39	6,365	6,417,185
Metropolitan Government of Nashville & Davidson County Tennessee Water & Sewer Revenue, Refunding RB
5.00%, 07/01/39	5,520	6,054,411
5.00%, 07/01/40	3,900	4,254,131
5.00%, 07/01/41	3,225	3,502,779
5.00%, 07/01/42	2,380	2,572,139
5.00%, 07/01/43	3,415	3,669,260
Metropolitan Nashville Airport Authority, ARB
Series B, AMT, 5.00%, 07/01/36	735	812,495
Series B, AMT, 5.00%, 07/01/37	535	586,705
Series B, AMT, 5.00%, 07/01/38	880	958,148
Series B, AMT, 5.00%, 07/01/39	1,005	1,086,969
Series B, AMT, 5.00%, 07/01/40	820	881,341
Series B, AMT, 5.00%, 07/01/41	1,005	1,074,911
Series B, AMT, 5.00%, 07/01/42	1,135	1,206,141
Series B, AMT, 5.00%, 07/01/43	1,635	1,725,989
Tennessee Energy Acquisition Corp., Refunding RB, Series A, 5.00%, 12/01/35	55,345	58,601,146
Tennessee Housing Development Agency, RB, S/F Housing, Series 2A, Sustainability Bonds, 5.75%, 01/01/54	10,290	10,946,149
Tennessee Housing Development Agency, Refunding RB, S/F Housing
Series 1A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 01/01/56	8,570	9,376,173
Series 3A, Sustainability Bonds, 6.25%, 01/01/54	4,605	4,977,960
Tennessee State School Bond Authority, RB, Series A, 5.00%, 11/01/42	4,640	4,714,490
		123,418,522
Texas — 15.6%
Allen Independent School District, GO, (PSF), 5.00%, 02/15/42	1,100	1,183,934
Arlington Higher Education Finance Corp., RB(c)(g)
7.88%, 11/01/62	9,425	5,655,000
Series A, 5.30%, 04/01/62	6,415	3,207,500
Athens Independent School District, GO
(PSF), 5.00%, 02/15/40	2,735	2,996,512
(PSF), 5.00%, 02/15/41	2,870	3,122,207
(PSF), 5.00%, 02/15/42	3,020	3,264,824
Austin Independent School District, GO, (PSF), 5.00%, 08/01/41	2,500	2,731,204
Board of Regents of the University of Texas System, Refunding RB, Series A, 5.00%, 08/15/43	11,035	11,718,540
Cedar Hill Independent School District, GO, (PSF), 5.00%, 02/15/43	2,000	2,129,481
City of Austin Texas Electric Utility Revenue, Refunding RB, 5.00%, 11/15/40	15,560	16,751,683
City of Austin Texas Water & Wastewater System Revenue, Refunding RB
11/15/34(f)	3,145	3,570,031
11/15/35(f)	2,905	3,305,948
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
City of Austin Texas Water & Wastewater System Revenue, Refunding RB (continued)
11/15/36(f)	$2,155	$ 2,444,561
5.00%, 11/15/39	4,875	5,271,180
Series C, 5.00%, 11/15/45	1,145	1,182,638
City of Houston Texas Airport System Revenue, ARB, Series B, AMT, 5.50%, 07/15/38	5,000	5,208,979
City of Houston Texas Airport System Revenue, Refunding ARB
Series A, AMT, Subordinate Lien, 5.25%, 07/01/40	4,000	4,353,355
Series A, AMT, Subordinate Lien, 5.25%, 07/01/41	4,135	4,479,387
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB
Series A, 5.25%, 02/01/40	10,000	11,008,209
Series A, 5.25%, 02/01/41	25,625	28,095,504
Series A, 5.25%, 02/01/42	9,150	9,993,864
City of Tyler Texas Water & Sewer System Revenue, RB
5.00%, 09/01/41	1,385	1,491,263
5.00%, 09/01/42	1,455	1,558,901
Clear Creek Independent School District, Refunding GO
(PSF), 5.00%, 02/15/40	4,530	4,961,545
(PSF), 5.00%, 02/15/41	8,000	8,696,622
Conroe Independent School District, GO
(PSF), 5.00%, 02/15/41	5,000	5,403,888
(PSF), 5.00%, 02/15/42	7,345	7,922,340
County of Harris Texas Toll Road Revenue, Refunding RB, Series A, Senior Lien, 5.00%, 08/15/43	10,000	10,187,644
County of Harris Texas, Refunding GOL
Series A, 5.00%, 09/15/39	6,150	6,831,423
Series A, 5.00%, 09/15/40	6,325	6,970,683
Dallas Fort Worth International Airport, Refunding ARB
Series A-1, AMT, 5.25%, 11/01/38	3,905	4,278,786
Series A-1, AMT, 5.25%, 11/01/40	27,375	29,652,200
Series A-1, AMT, 5.25%, 11/01/41	24,125	26,068,503
Series A-1, AMT, 5.25%, 11/01/42	7,500	8,057,431
Series A-1, AMT, 5.25%, 11/01/43	10,500	11,213,495
Series A-1, AMT, 5.25%, 11/01/44	24,130	25,630,838
East Central Independent School District, Refunding GO, Series A, (PSF), 5.00%, 08/15/42	2,720	2,922,180
Garland Independent School District, GO, Series A, (PSF), 5.00%, 02/15/39	2,110	2,285,927
Grand Parkway Transportation Corp., RB, Series A, 5.00%, 10/01/48	6,100	6,160,982
Irving Independent School District, GO
(PSF), 5.00%, 02/15/41	5,250	5,578,198
(PSF), 5.00%, 02/15/43	4,000	4,236,398
Lower Colorado River Authority, Refunding RB
(AGM), 5.00%, 05/15/41	2,000	2,119,580
5.00%, 05/15/44	4,675	4,714,522
5.00%, 05/15/50	10,395	10,485,977
Series A, (BAM), 5.00%, 05/15/41	8,420	9,130,138
Series A, (BAM), 5.25%, 05/15/42	10,320	11,357,512
Series A, 5.50%, 05/15/47	5,000	5,271,623
New Caney Independent School District, Refunding GO, (PSF), 5.00%, 02/15/42	2,000	2,137,599
Security	Par (000)	Value
Texas (continued)
New Hope Cultural Education Facilities Finance Corp., RB
Class A, 5.25%, 08/15/40	$6,270	$ 6,958,616
Class A, 5.25%, 08/15/41	5,340	5,903,176
Class A, 5.25%, 08/15/42	5,000	5,476,579
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, 6.75%, 10/01/52	580	592,177
North Texas Tollway Authority, Refunding RB
Series A, 5.00%, 01/01/40	20,000	21,396,822
Series A, 5.00%, 01/01/43	10,845	11,110,733
Series B, 5.00%, 01/01/43	10,000	10,069,569
Permanent University Fund - University of Texas System, Refunding RB, Series A, 5.00%, 07/01/41	17,155	18,500,338
Port Authority of Houston of Harris County Texas, ARB
1st Lien, 5.00%, 10/01/40	1,330	1,424,038
1st Lien, 5.00%, 10/01/41	4,580	4,884,737
Red Oak Independent School District, RB, 5.00%, 02/15/41	4,305	4,652,955
San Antonio Water System, Refunding RB
Series C, Junior Lien, 5.00%, 05/15/43	13,435	14,395,977
Series C, Junior Lien, 5.00%, 05/15/44	5,000	5,329,042
State of Texas, Refunding GO
5.00%, 10/01/39	25,800	28,709,667
5.00%, 10/01/40	17,625	19,490,210
5.00%, 10/01/41	23,220	25,595,134
Series B, 5.00%, 08/01/39	5,475	6,032,599
Tarrant County Cultural Education Facilities Finance Corp., RB
5.50%, 11/15/47	12,790	13,465,359
Series A, 5.00%, 11/15/38	4,650	5,112,214
Series A, 5.00%, 11/15/39	4,000	4,369,679
Series A, 5.00%, 11/15/40	4,475	4,857,610
Series B, 5.00%, 07/01/43	40,510	41,560,680
Series B, 5.00%, 07/01/48	22,110	22,397,629
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB
5.00%, 11/15/51(b)	74,785	82,349,142
Series A, 5.00%, 02/15/41	15,900	15,962,541
Series A, 5.00%, 11/15/45	13,190	13,226,047
Series A, 5.00%, 02/15/47	9,150	9,172,600
Terrell Independent School District, GO, (PSF), 5.25%, 08/01/42	2,000	2,192,082
Texas Department of Housing & Community Affairs, RB, S/F Housing
Series A, (GNMA), 5.75%, 03/01/54	25,620	27,725,892
Series B, (GNMA), 6.00%, 03/01/53	9,925	10,814,991
Series B, (GNMA), 6.00%, 01/01/56	13,430	14,940,789
Texas Transportation Finance Corp., Refunding RB
Subordinate, 5.00%, 10/01/41	24,105	26,382,190
Subordinate, 5.00%, 10/01/42	18,600	20,243,275
Texas Water Development Board, RB
5.00%, 10/15/44	9,200	9,876,259
Series A, 5.00%, 10/15/42	4,210	4,280,345
Series A, 5.00%, 10/15/43	4,400	4,488,907
Trinity River Authority, RB, 5.00%, 02/01/42	1,500	1,622,626
		882,563,965
Utah — 0.9%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/36	2,110	2,319,414

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utah (continued)
City of Salt Lake City Utah Airport Revenue, ARB (continued)
Series A, AMT, 5.00%, 07/01/37	$6,610	$ 6,775,736
County of Utah, RB, Series A, 5.00%, 05/15/43	11,860	12,329,178
County of Utah, Refunding RB, 5.00%, 05/15/41	22,375	22,405,233
Utah Charter School Finance Authority, RB, 5.63%, 06/15/54(c)	4,930	4,301,269
Utah Charter School Finance Authority, Refunding RB, 5.25%, 06/15/37(c)	3,795	3,691,727
		51,822,557
Vermont — 0.1%
East Central Vermont Telecommunications District, RB, Series A, 4.25%, 12/01/40(c)	4,030	3,467,777
Vermont Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.75%, 11/01/53	4,053	4,366,944
		7,834,721
Virginia — 0.6%
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	693	679,713
Prince William County Industrial Development Authority, RB, Series A, 5.00%, 10/01/41	2,460	2,655,863
University of Virginia, Refunding RB, Series A, 5.00%, 04/01/47	9,630	9,719,946
Virginia College Building Authority, RB, 5.00%, 02/01/42	4,000	4,241,924
Virginia Commonwealth Transportation Board, RB, 5.00%, 05/15/42	5,000	5,361,881
Virginia Port Authority, RB, 5.00%, 07/01/41	2,925	3,184,997
Virginia Public Building Authority, ARB, Series A, 4.00%, 08/01/38	4,625	4,655,604
Virginia Public Building Authority, RB, Series A, 4.00%, 08/01/41	3,195	3,185,529
		33,685,457
Washington — 1.1%
Franklin County School District No. 1 Pasco, Refunding GO, (GTD), 5.50%, 12/01/40	13,250	14,823,109
Pierce County School District No. 403 Bethel, GO, (GTD), 4.00%, 12/01/38	5,375	5,396,019
Port of Seattle Wasington, ARB
Series B, AMT, Intermediate Lien, 5.00%, 10/01/35	3,000	3,317,566
Series B, AMT, Intermediate Lien, 5.00%, 10/01/38	6,000	6,510,952
Series B, AMT, Intermediate Lien, 5.00%, 10/01/39	5,000	5,374,969
Series B, AMT, Intermediate Lien, 5.00%, 10/01/40	7,000	7,478,274
Seattle Housing Authority, RB, M/F Housing, 5.00%, 12/01/29	6,550	6,843,234
State of Washington, GO
Series 2020A, 5.00%, 08/01/40	5,000	5,218,365
Series C, 5.00%, 02/01/42	2,020	2,124,757
Series F, 5.00%, 06/01/45	3,795	3,950,072
		61,037,317
Wisconsin — 0.6%
Public Finance Authority, RB(c)
6.25%, 10/01/31(g)	1,715	171,500
7.00%, 10/01/47(g)	1,715	171,500
Series A, 7.00%, 07/01/33	6,580	5,838,411
Series A, 7.00%, 11/01/46(g)	6,385	2,234,750
Security	Par (000)	Value
Wisconsin (continued)
Public Finance Authority, RB(c) (continued)
Series A, 5.63%, 06/15/49	$11,730	$ 10,466,832
State of Wisconsin, GO, Series A, 5.00%, 05/01/38	10,000	11,211,951
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 03/01/54	6,035	6,608,084
		36,703,028
Total Municipal Bonds — 91.8% (Cost: $5,144,418,287)		5,207,515,393
Municipal Bonds Transferred to Tender Option Bond Trusts(j)
Alabama — 1.2%
Black Belt Energy Gas District, Refunding RB, Series D, 5.00%, 12/01/55(b)	65,000	68,775,950
California — 0.8%
California State University, RB, Series A, 5.00%, 11/01/49	40,470	41,558,007
District of Columbia — 0.9%
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 5.00%, 07/15/45	50,585	51,761,778
Massachusetts — 0.9%
Commonwealth of Massachusetts, GO, Series C, 5.25%, 10/01/47	50,000	52,647,255
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 3.8% (Cost: $220,857,725)		214,742,990

	Shares
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(h)(k)	431,240	711,546
Total Warrants — 0.0% (Cost: $ — )		711,546
Total Long-Term Investments — 97.5% (Cost: $5,473,835,907)		5,531,731,429
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 5.4%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.23%(a)(l)	309,271,201	$ 309,302,128
Total Short-Term Securities — 5.4% (Cost: $309,228,429)		309,302,128
Total Investments — 102.9% (Cost: $5,783,064,336)		5,841,033,557
Liabilities in Excess of Other Assets — (0.5)%		(27,259,732)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (2.4)%		(138,329,190)
Net Assets — 100.0%		$ 5,675,444,635

(a)	Affiliate of the Fund.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	When-issued security.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(k)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(l)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 323,599,501	$ —	$ (14,297,372)(a)	$ 14,859	$ (14,860)	$ 309,302,128	309,271,201	$ 3,810,425	$ —
iShares High Yield Muni Active ETF	—	50,105,895	—	—	273,105	50,379,000	1,050,000	1,544,498	—
iShares National Muni Bond ETF	—	149,816,736	(91,672,100)	309,364	(71,500)	58,382,500	550,000	152,962	—
				$ 324,223	$ 186,745	$ 418,063,628		$ 5,507,885	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock National Municipal Fund

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 108,761,500	$ —	$ —	$ 108,761,500
Municipal Bonds	—	5,207,515,393	—	5,207,515,393
Municipal Bonds Transferred to Tender Option Bond Trusts	—	214,742,990	—	214,742,990
Warrants	—	—	711,546	711,546
Short-Term Securities
Money Market Funds	309,302,128	—	—	309,302,128
	$418,063,628	$5,422,258,383	$711,546	$5,841,033,557
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $137,369,982 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
M/F	Multi-Family
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
TA	Tax Allocation
Schedule of Investments